OTHER RECEIVABLES AND LIABILITIES (Schedule of Other Receivables and Liabilities) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other receivables and prepaid expenses - current
Prepaid expenses	₪ 103	₪ 38
Grant receivable with respect to frequencies tender	36
Other current receivables	13	8
Other receivables and prepaid expenses - current	152	46
Deferred revenues and other
Deferred revenues from Hot mobile - current and non-current	70	102
Deferred revenues - current	58	56
Other - current	50	44
Deferred revenues and other	178	202
Other payables and provisions - current
Provisions (mainly legal claims)	22	13
Income tax payable and institutions	15	39
Payables in respect of employees	99	58
Interest payable	18	17
Liability for frequencies	31
Other payables and provisions - current	185	127
Liabilities and provisions - non-current
Non-current provisions for dismantling and restoring sites obligation	22	21
Other non-current liabilities	13	13
Liability for frequencies		30
Liabilities and provisions - non-current	₪ 35	₪ 64